Jan. 28, 2025
Timber Point Global Allocations Fund
FUND SUMMARY – Timber Point Global Allocations Fund
Investment Objective.

The investment objective of the Timber Point Global Allocations Fund (the “Global Fund” or the “Fund”) is to seek superior risk adjusted total returns by investing across a wide variety of global assets.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Timber Point Global Allocations Fund Institutional Class Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Shareholder Services Fee	0.15%
Other Expenses	1.23%
Acquired Fund Fees and Expenses	0.58%	[1]
Total Annual Fund Operating Expenses	2.86%	[2]
Fee Waivers and Expense Reimbursements	(0.53%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	2.33%	[2],[3]
[1]	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[2]	Total Annual Fund Operating Expenses do not correlate to the expenses ratio to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
[3]	Pursuant to an operating expense limitation agreement between Timber Point Capital Management LLC (“Timber Point” or, the “Adviser”) and the Fund, the Adviser has contractually agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Total Annual Fund Operating Expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized per generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% of the average daily net assets of the Fund through January 31, 2026. This operating expense limitation agreement can be terminated only by, or with the Board of Trustees' consent. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Timber Point Global Allocations Fund | Institutional Class Shares | USD ($)	236	836	1,462	3,148

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 187% of the average value of its portfolio.

Principal Investment Strategy of the Fund.

The Fund intends to achieve its investment objective by utilizing an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure through underlying vehicles to common stocks and other investments.

The Fund invests primarily in common stocks of all issuers, exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. The Fund, through underlying vehicles and securities in which it invests, may invest in non-U.S. companies (including those in emerging markets). The Fund may also invest directly in debt securities of any maturity or credit quality, including debt securities that are convertible into common or preferred stocks and high-yield bonds (commonly referred to as “junk bonds”). High-yield bonds are securities rated at the time of purchase BB or Ba and below by credit rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“Standard & Poor’s”). The Fund actively trades portfolio positions and, therefore, has a high portfolio turnover rate.

The Fund may also engage in short sales for either hedging or speculative purposes. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) later and at a lower price and profiting from the price decline.

Capital growth is expected to be realized from an increase in portfolio positions. Under normal conditions, the Fund invests in issuers located in at least five different countries, including the United States. Additionally, the Fund will normally invest between 40% and 70% of its total assets in foreign securities, including up to 15% of its total assets in securities of issuers located in emerging markets. Securities will be chosen using a proprietary fundamental investment process.

The Adviser may enter into foreign currency exchange transactions on behalf of the Fund with respect to the Fund’s equity investments, to hedge against changes in the U.S. dollar value of dividend income the Fund expects to receive in the future and that is denominated in foreign currencies, or in the U.S. dollar value of securities held by the Fund denominated in foreign currencies. There is no limit on the amount of foreign currency exchange transactions that the Adviser may enter into on behalf of the Fund.

Principal Risks of Investing in the Fund.
Performance.

The Fund was reorganized on October 6, 2017, from a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Predecessor Fund”), to a series of 360 Funds, a Delaware statutory trust (the “Reorganization”). The Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in principal investment strategies, fees, and expenses. In addition, effective September 28, 2018, the Fund revised its principal investment strategy, and because of this revision, the Fund’s performance may be different on and after September 28, 2018, than it was prior to that date. Effective September 28, 2018, the Fund’s Class A shares and Class I shares were re-designated as the Investor Class shares and Institutional Class shares, respectively. Effective May 29, 2020, the Fund’s Investor Class shares were converted into Institutional Class shares.

In April 2020, Crow Point Partners, LLC, the investment adviser to the Fund since its inception, transferred its management of the Fund to the Adviser. Shareholders of the Fund approved a new investment advisory agreement with the Adviser on June 12, 2020. Mr. David Cleary became the sole portfolio manager to the Fund. The bar chart below shows the Fund’s investment results during the management of the prior investment adviser for periods prior to April 2020.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Predecessor Fund’s Class I shares for each full calendar year since the Predecessor Fund’s inception, as well as the performance of the Fund’s Institutional Class shares after the Reorganization. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 and on the Adviser’s website at www.timberpointcapital.com.

PERFORMANCE BAR CHART FOR INSTITUTIONAL CLASS SHARES (calendar year returns as of December 31)

During the periods shown in the bar chart, the best performance for a quarter was 11.75% (for the quarter ended December 31, 2020). The worst performance for a quarter was (16.79)% (for the quarter ended March 31, 2020).

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2024)
Average Annual Total Returns - Timber Point Global Allocations Fund		1 Year	5 Years	10 Years
Institutional Class Shares		9.12%	0.85%	2.05%
Institutional Class Shares | After Taxes on Distributions		8.84%	0.62%	1.14%
Institutional Class Shares | After Taxes on Distributions and Sales		5.75%	0.57%	1.17%
Bloomberg Barclays Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend	[1]	7.90%	4.73%	5.55%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.51%	13.09%
[1]	Effective October 22, 2024, the Global Fund added the Bloomberg Barclays Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend as a new benchmark. The Adviser believes it is more representative of the Fund’s directional, global multi-asset strategy.

After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg Barclays Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend is a custom benchmark comprised of the Bloomberg Barclays Global Aggregate Bond Index (50%) and the MSCI ACWI Net Total Return Index (50%).  The Bloomberg Barclays Global Aggregate Bond Index is a broad-based fixed-income index.  The MSCI ACWI Net Total Return Index captures large and mid-cap representation across 23 developed markets and 24 emerging markets countries, covering approximately 85% of the global investable equity market.

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

Timber Point Global Allocations Fund | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Timber Point Global Allocations Fund | General Risk [Member]
●	General Risk – There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

Timber Point Global Allocations Fund | Market Risk [Member]
●	Market Risk – Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

Timber Point Global Allocations Fund | Equity Securities Risk [Member]
●	Equity Securities Risk – Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Timber Point Global Allocations Fund | Convertible Securities Risk [Member]
●	Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

Timber Point Global Allocations Fund | Other Investment Companies Risk [Member]
●	Other Investment Companies Risk – The main risk of investing in other investment companies (including open-end funds, closed-end funds, and ETFs) is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Timber Point Global Allocations Fund | Exchange-Traded Funds Risk [Member]
●	Exchange-Traded Funds Risk – Investments in ETFs carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Timber Point Global Allocations Fund | Short Position Risk [Member]
●	Short Position Risk – The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to anticipate accurately the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Timber Point Global Allocations Fund | Foreign (Non-U.S.) Securities Risk [Member]
●	Foreign (Non-U.S.) Securities Risk – Investments in foreign securities carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

Timber Point Global Allocations Fund | Currency Risk [Member]
●	Currency Risk – The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund’s investments denominated in foreign securities.

Timber Point Global Allocations Fund | Emerging Market Risk [Member]
●	Emerging Market Risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Timber Point Global Allocations Fund | Private Investment Fund Risk [Member]
●	Private Investment Fund Risk – Investments in private investment funds, such as hedge funds, private equity funds, and fund-of-funds, carry various risks, including that some fund products: use leverage and other speculative investment practices that may increase the risk of investment loss; are not required to provide periodic pricing or valuation information to investors; may involve complex tax structures and delays in distributing important tax information; are not subject to the same regulatory requirements as mutual funds; often charge high fees; and in many cases the underlying investments are not transparent. For purposes of the Fund’s liquidity risk management program, the Fund considers investments in private funds to be illiquid.

Timber Point Global Allocations Fund | Smaller Capitalization Risk [Member]
●	Smaller Capitalization Risk – Smaller capitalization companies may have a narrower geographic and product/service focus and be less well-known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

Timber Point Global Allocations Fund | Large Capitalization Company Risk [Member]
●	Large Capitalization Company Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

Timber Point Global Allocations Fund | Mid-Capitalization Company Risk [Member]
●	Mid-Capitalization Company Risk – The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Timber Point Global Allocations Fund | Interest Rate Risk [Member]
●	Interest Rate Risk – The Fund’s debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

Timber Point Global Allocations Fund | Credit Risk [Member]
●	Credit Risk – The Fund’s debt investments are subject to credit risk. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money. Credit risk also exists whenever the Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract.

Timber Point Global Allocations Fund | High-Yield or "Junk" Security Risk [Member]
●	High-Yield or “Junk” Security Risk – Investments in debt securities that are rated below investment grade by one or more nationally recognized statistical rating organization (“NRSRO”) (“high-yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High-yield securities are also generally considered to be subject to greater market risk than higher-rated securities. These securities may be considered speculative, and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Timber Point Global Allocations Fund | Hedging Risk [Member]
●	Hedging Risk – The Adviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Timber Point Global Allocations Fund | Managed Fund Risk [Member]
●	Managed Fund Risk – The investment decisions of the Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

Timber Point Global Allocations Fund | High Portfolio Turnover Risk [Member]
●	High Portfolio Turnover Risk – The risk that a high portfolio turnover rate has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of gains than if the Fund had a low portfolio turnover rate, which may lead to a higher tax liability.

Timber Point Alternative Income Fund
FUND SUMMARY – Timber Point Alternative Income Fund
Investment Objective.
The investment objective of the Timber Point Alternative Income Fund (the “Income Fund” or the “Fund”) is to seek superior risk-adjusted returns by investing in income-oriented securities.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Timber Point Alternative Income Fund Institutional Class Shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Shareholder Services Fee	0.15%
Other Expenses	1.41%
Acquired Fund Fees and Expenses	0.25%	[1]
Total Annual Fund Operating Expenses	2.61%	[2]
Fee Waivers and Expense Reimbursements	(0.51%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	2.10%	[2],[3]
[1]	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles.
[3]	Pursuant to an operating expense limitation agreement between Timber Point and the Fund, the Adviser has contractually agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Total Annual Fund Operating Expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.70% of the average daily net assets of the Fund through January 31, 2026. This operating expense limitation agreement can be terminated only by, or with the Board of Trustees' consent. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until January 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Timber Point Alternative Income Fund | Institutional Class Shares | USD ($)	213	763	1,340	2,906

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategy of the Fund.

Under normal market conditions, the Fund seeks to obtain its investment objective by allocating assets among credit-related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating-rate securities. The Fund is designed to generate more of its income and returns from assets with less yield-curve risk than traditional duration-sensitive bonds. The Fund may invest in debt securities of any maturity and any quality, including below investment grade debt (also known as “junk bonds”). The Fund is actively traded and, therefore, will have a high portfolio turnover rate.

The Fund may also invest in equity securities including those of private funds, including private funds such as hedge funds and private equity funds, exchange-traded-notes (“ETNs”), ETFs, mutual funds, and publicly traded and non-publicly traded business development companies (“BDCs”). Investments in illiquid private funds, including illiquid hedge funds and private equity funds, will be limited to no more than 15% of the Fund’s net assets. The Fund may invest in equity securities of any market capitalization.

The Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

Principal Risks of Investing in the Fund.
Performance.

The Fund was reorganized on October 6, 2017 from a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Predecessor Fund”), to a series of 360 Funds, a Delaware statutory trust (the “Reorganization”). While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses. Effective January 28, 2019, the Fund’s single share class was re-designated as Investor Class, and a new Institutional Class shares was added. Effective May 29, 2020, the Fund’s Investor Class shares were converted to Institutional Class.

In April 2020, Crow Point Partners, LLC, the investment adviser to the Fund since its inception, transferred its management of the Fund to the Adviser. Shareholders of the Fund approved a new investment advisory agreement with the Adviser on June 12, 2020. The bar chart below shows the Fund’s investment results during the management of the prior investment adviser for periods prior to April 2020.

The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Predecessor Fund’s single share class period ended October 6, 2017, the Investor Class Shares for the period October 7, 2017 through May 29, 2020, as well as the performance of the Fund’s Institutional Class shares beginning on May 29, 2020. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 and on the Adviser’s website at www.timberpointcapital.com.

PERFORMANCE BAR CHART FOR INSTITUTIONAL CLASS SHARES (calendar year returns as of December 31)

During the periods shown in the bar chart, the best performance for a quarter was 6.28% (for the quarter ended December 31, 2023). The worst performance for a quarter was (9.80)% (for the quarter ended March 31, 2020).

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2024)
Average Annual Total Returns - Timber Point Alternative Income Fund		1 Year	5 Years	10 Years
Institutional Class Shares	[1]	5.25%	0.75%	0.75%
Institutional Class Shares | After Taxes on Distributions	[1]	4.26%	(0.09%)	0.07%
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	3.30%	0.21%	0.27%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	(0.33%)	1.35%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		(1.69%)	(1.96%)	0.15%
HFRX Absolute Return Index (reflects no deduction for fees, expenses, or taxes)	[2]	4.86%	2.69%	2.38%
[1]	For the period before May 29, 2020, the performance shown is of the Predecessor Fund and the Investor Class Shares.
[2]	The HFRX Absolute Return Index is included because it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed-income securities in the United States – including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.

The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

Timber Point Alternative Income Fund | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Timber Point Alternative Income Fund | Equity Securities Risk [Member]
●	Equity Securities Risk – Stock prices may fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Timber Point Alternative Income Fund | Interest Rate Risk [Member]
●	Interest Rate Risk – Fixed income securities will decline in value because of changes in interest rates. The Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than the Fund with a shorter average portfolio duration.

Timber Point Alternative Income Fund | Credit Risk [Member]
●	Credit Risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Timber Point Alternative Income Fund | Debt Securities Risk [Member]
●	Debt Securities Risk – The issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities may be particularly volatile.

Timber Point Alternative Income Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk – Investing in securities of companies located in emerging market countries includes increased foreign investment risk. In addition, there are greater risks involved in investing in emerging markets, the economies of which tend to be more volatile than the economies of developed markets. Emerging market securities may be less liquid than those issued in more developed countries.

Timber Point Alternative Income Fund | Exchange-Traded Fund Risk [Member]
●	Exchange-Traded Fund Risk – ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Timber Point Alternative Income Fund | Exchange-Traded Notes Risk [Member]
●	Exchange-Traded Notes Risk – ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility, and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index.

Timber Point Alternative Income Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk – Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than the Fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy, and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Timber Point Alternative Income Fund | High Yield Securities Risk [Member]
●	High Yield Securities Risk – High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Timber Point Alternative Income Fund | Illiquid and Restricted Securities Risk [Member]
●	Illiquid and Restricted Securities Risk – The Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, non-publicly traded securities, and emerging markets securities, in particular, are subject to illiquidity risk.

Timber Point Alternative Income Fund | Management Risk [Member]
●	Management Risk – The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Timber Point Alternative Income Fund | Mid-Cap Company Risk [Member]
●	Mid-Cap Company Risk – Investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Timber Point Alternative Income Fund | Municipal Securities Risk [Member]
●	Municipal Securities Risk – Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. Changes in the financial condition of one or more municipal issuers may affect the overall municipal securities market. High yield municipal securities (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield municipal securities are regarded as speculative with respect to the municipality’s capacity to pay interest and to repay principal.

Timber Point Alternative Income Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk – The Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions, and lower after-tax performance.

Timber Point Alternative Income Fund | Private Fund Risk [Member]
●	Private Fund Risk – The Fund may invest in private investment funds (whether liquid or illiquid), including “hedge funds,” which pursue alternative investment strategies. Certain investment instruments and techniques that a private fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a private fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more private funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

Timber Point Alternative Income Fund | REIT Risk [Member]
●	REIT Risk – Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Non-publicly traded REITs are subject to significant commissions, expenses, and offering and organizational costs that reduce the value of the Fund’s investment. Non-publicly traded REITs are not liquid, and investments in non-publicly traded REITs may not be accessible for an extended period of time.

Timber Point Alternative Income Fund | Securities Market Risk [Member]
●	Securities Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Timber Point Alternative Income Fund | Small-Cap Company Risk [Member]
●	Small-Cap Company Risk – Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs or mutual funds (may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Timber Point Alternative Income Fund | Underlying Fund Risk [Member]
●	Underlying Fund Risk – Underlying Funds are subject to investment advisory fees and other expenses, which will be paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in bonds. Each Underlying Fund is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Timber Point Alternative Income Fund | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.